UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Oscar S. Schafer         New York, NY                    8/15/2011
       ------------------------   ------------------------------  ----------
       [Signature]                [City, State]                   [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    35
                                                -------------

Form 13F Information Table Value Total:              $535,249
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANIXTER INTL INC             COM            035290105   13,649   208,887 SH       SOLE                  208,887
APPLE INC                    COM            037833100    9,065    27,005 SH       SOLE                   27,005
CNO FINL GROUP INC           COM            12621E103   11,867 1,500,241 SH       SOLE                1,500,241
COVANTA HLDG CORP            COM            22282E102   14,603   885,592 SH       SOLE                  885,592
CROWN HOLDINGS INC           COM            228368106   14,561   375,102 SH       SOLE                  375,102
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    7,311   200,029 SH       SOLE                  200,029
FIDELITY NATL INFORMATION SV COM            31620M106    9,240   300,084 SH       SOLE                  300,084
FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109   16,446 3,074,108 SH       SOLE                3,074,108
FOREST LABS INC              COM            345838106    7,868   200,000 SH       SOLE                  200,000
FREESCALE SEMICONDUCTOR HLDG SHS OLD        G3727Q101    8,084   439,594 SH       SOLE                  439,594
GENERAL MTRS CO              COM            37045V100   10,019   330,000 SH       SOLE                  330,000
H & E EQUIPMENT SERVICES INC COM            404030108    4,165   297,741 SH       SOLE                  297,741
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   22,252 1,401,264 SH       SOLE                1,401,264
HOLOGIC INC                  COM            436440101   11,503   570,300 SH       SOLE                  570,300
INTERVAL LEISURE GROUP INC   COM            46113M108    1,653   120,759 SH       SOLE                  120,759
MAKO SURGICAL CORP           COM            560879108   10,412   350,213 SH       SOLE                  350,213
NXP SEMICONDUCTORS N V       COM            N6596X109    9,859   368,827 SH       SOLE                  368,827
OSI SYSTEMS INC              COM            671044105   13,503   314,026 SH       SOLE                  314,026
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   21,109   370,000 SH  PUT  SOLE                  370,000
QUANTUM CORP                 COM DSSG       747906204    8,489 2,572,391 SH       SOLE                2,572,391
SALIX PHARMACEUTICALS INC    COM            795435106   21,020   527,735 SH       SOLE                  527,735
SANOFI                       SPONSORED ADR  80105N105   10,043   250,000 SH       SOLE                  250,000
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106   13,178   350,000 SH       SOLE                  350,000
SPDR S&P 500 ETF TR          TR UNIT        78462F103  140,548 1,065,000 SH  PUT  SOLE                1,065,000
TE CONNECTIVITY LTD          REG SHS        H84989104   10,660   290,000 SH       SOLE                  290,000
TRANSDIGM GROUP INC          COM            893641100    5,243    57,493 SH       SOLE                   57,493
TYCO INTERNATIONAL LTD       SHS            H89128104    1,483    30,000 SH       SOLE                   30,000
UNIFI INC                    COM NEW        904677200    6,333   458,901 SH       SOLE                  458,901
VALEANT PHARMACEUTICALS INTL COM            91911K102   18,186   350,000 SH       SOLE                  350,000
VERINT SYS INC               COM            92343X100   13,708   370,073 SH       SOLE                  370,073
VIACOM INC NEW               CL B           92553P201   14,057   275,633 SH       SOLE                  275,633
WYNDHAM WORLDWIDE CORP       COM            98310W108   19,351   575,078 SH       SOLE                  575,078
XEROX CORP                   COM            984121103   21,098 2,026,701 SH       SOLE                2,026,701
XEROX CORP                   COM            984121103    4,164   400,000 SH  CALL SOLE                  400,000
YAHOO INC                    COM            984332106   10,519   699,432 SH       SOLE                  699,432